Provision for Income Taxes (Narrative) (FY) (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 20, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Income tax expense		$ 0	$ 1,506,362	$ 0	$ 1,506,362	$ 1,104,840
Deferred tax liability						1,506,362
Effective tax rate	27.70%
Income tax federal, net operating loss						$ 1,840,000
Operating loss carryforwards limitations on use						Net operating losses incurred beginning in 2018 are not subject to expiration under the Tax Cuts and Jobs Act, but the annual usage is limited to 80% or pre net operating loss taxable income.
Expire Beginning in 2034 [Member]
Income tax federal, net operating loss						$ 1,195,000
Do Not Expire [Member]
Income tax federal, net operating loss						$ 645,000